Note 7 - Debt	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Debt Disclosure [Text Block]
7.	Debt:

Details of the Company's credit facilities are discussed in Note
8
of the Company's annual financial statements for the year ended
December 31, 2019
and changes in the
six
months ended
June 30, 2020
are discussed below.

Bank / Vessel(s)	December 31,	June 30,
	2019	2020
Total long term debt:
Alpha Bank Facility (M/T Stenaweco Elegance), including Alpha Bank Top-Up Facility	20,075	-
AT Bank Facility (M/T Eco Palm Desert)	21,875	-
AT Bank Bridge Note (Top Ships)	10,500	-
OFI Facility (M/T Stenaweco Energy, M/T Stenaweco Evolution and M/T Stenaweco Excellence)	69,849	67,191
CMBFL Facility (M/T Eco Bel Air and M/T Eco Beverly Hills)	88,560	85,620
BoComm Leasing Facility (M/T Nord Valiant and M/T Eco California)	44,466	43,455
Cargill Facility (M/T Eco Marina Del Ray)	30,962	30,054
AVIC Facility (M/T Eco Los Angeles and M/T Eco City of Angels)	-	59,088
Total long term debt	286,287	285,408
Less: Deferred finance fees	(7,257)	(6,755)
Total long term debt net of deferred finance fees	279,030	278,653

Presented:
Current portion of long term debt	16,908	16,843
Long term debt	262,122	261,810

Debt related to Vessels held for sale:
ABN Facility (M/T Eco Fleet and M/T Eco Revolution)	30,300	-
Less: Deferred finance fees	(323)	-
Debt related to Vessels held for sale net of deferred finance fees	29,977	-

Total Debt net of deferred finance fees and debt discounts	309,007	278,653

As of
June 30, 2020
the applicable
one
-month LIBOR was
0.30%.

As of
June 30, 2020,
the Company was in compliance with all debt covenants with respect to its credit facilities. The fair value of debt outstanding on
June 30, 2020
amounted to
$296,517
when valuing the Cargill, BoComm, AVIC and CMBFL Sale and Leasebacks on the basis of the Commercial Interest Reference Rates (“CIRR”s) as applicable on
June 30, 2020,
which is considered to be a Level
2
item in accordance with the fair value hierarchy.

ABN Facility

The ABN Facility was fully prepaid on
January 21, 2020
using
$29,475
of proceeds from the sale of the M/T Eco Revolution and M/T Eco Fleet.

Alpha Bank Facility and Alpha Bank Top-Up Facility

The Alpha Bank Facility together with the Alpha Bank Top-Up Facility were fully prepaid on
February 21, 2020
using
$19,888
of proceeds from the sale of the M/T Stenaweco Elegance representing the outstanding balance on
February 21, 2020.

AT Bank Senior Facility and AT Bank Bridge Note

The AT Bank Senior Facility together with the and AT Bank Bridge Note were fully prepaid on
March 19, 2020
using
$32,375
of proceeds from the sale of the M/T Eco Palm Desert.